Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of reconciliation of effective tax rate

	December 31, 2024	December 31, 2023
Australian loss before taxes	$(2,110,363)	$(1,041,041)
United States loss before taxes	(947,248)	(1,214,027)
Income / (loss) before taxes	$(3,057,611)	$(2,255,068)
Expected Australian income tax expense / (benefits) at statutory rate of 25% (December 31, 2023: 25%)	$(520,964)	$(260,260)
Expected United States income tax expense / (benefits) at statutory rate of 21%	(228,202)	(254,946)
Increase (decrease) in income taxes resulting from:
Unrecognized deferred tax assets - tax losses	228,202	254,946
Employee shared based payment	154,594	35,925
Other items(DTA / DTL adjustment etc), net	(119,908)	(16,776)
Income tax benefits	$(486,278)	$(241,111)

Schedule of deferred tax assets

	December 31, 2024	December 31, 2023
Deferred tax assets (liabilities):
AL and LSL provision	$15,772	$28,063
Accrued Expenses	78,077	4,666
Provision for inventory obsolescence	12,498	13,750
Superannuation payable	4,222	6,403
Foreign Exchange Loss	(36,804)	(1,779)
Prepayments	(49,604)	(12,756)
Differences in depreciation - aggregated	10,820	9,008
Difference between leases (depreciation + int vs payments) - aggregated	(9,168)	1,109
Differences in amortisation - CCA Contract	13,564	7,462
Differences in amortisation - Software	(2,684)	(1,245)
Differences in amortisation - Sales	65,543	10,852
Differences in Employee SB Payment Expense	18,416	9,246
Capital IPO Cost	13,721	15,076
Capital Losses - Intangible Items	116,931	—
Carried forward Taxation Loss	694,420	381,165
Other items	(54,867)	—
Total	$890,857	$471,020